INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of Income before Income Tax, Domestic and Foreign

	2021	2020	2019
France	869	(2,042)	1,803
Other countries	24	854	388
Total	893	(1,188)	2,191

Schedule of Components of Income Tax (Expense)/Benefit

	2021	2020	2019
Current income tax expense:
France	(320)	(158)	(237)
Other countries	(436)	(312)	(550)
Sub-total current income tax expense	(756)	(471)	(787)
Deferred income tax (expense) benefit:
France	8	8	(1)
Other countries	556	(53)	109
Sub-total deferred income tax (expense) benefit	563	(45)	108
Total	(193)	(516)	(679)

Schedule of Deferred Tax Assets and Liabilities

	2021	2020
Net operating loss carry forwards	13,611	14,014
Elimination of intercompany profit in inventory	182	161
Elimination of intercompany profit in fixed assets	278	244
Provisions for retirement indemnities	642	634
Capital leases treated as operating leases for tax	40	56
Other items	487	775
Total deferred tax assets	15,239	15,883
Total deferred tax liabilities	—	—
Net deferred tax assets	15,239	15,883
Valuation allowance for deferred tax assets	(14,341)	(15,508)
Deferred tax assets (liabilities), net of allowance	898	374

Schedule of Effective Income Tax Rate Reconciliation

	2021	2020	2019
Theoretical income tax (expense) benefit at French statutory tax rate	(237)	333	(614)
Income of foreign subsidiaries taxed at different tax rates	(95)	9	(51)
Effect of net operating loss carry-forwards and valuation allowances	577	(858)	189
Non-taxable debt fair value variation	—	—	—
Permanent differences	(258)	(159)	(251)
Effect of cancellation of intra-group positions	(130)	152	(54)
French business tax included in income tax (CVAE)	(85)	(156)	(159)
Other	35	164	263
Effective income tax (expense) benefit	(193)	(516)	(679)